Segments Disclosures - Depreciation and Amortization on the Consolidated Statements of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
Depreciation and amortization expense on the Consolidated Statements of Earnings (Loss)	$ 621	$ 599	$ 529
Depreciation included in fuel and purchased power (Note 6)	0	0	190
Depreciation and amortization on the Consolidated Statements of Cash Flows	$ 621	$ 599	$ 719